Note 3 - Business Combinations - Allocation of Consideration to the Assets Acquired and Liabilities Assumed (Details) - USD ($)	1 Months Ended			2 Months Ended	12 Months Ended
	Apr. 30, 2018	Jul. 31, 2017	Nov. 30, 2016	Jan. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Consideration paid:
Cash				$ 445,386,000	$ 21,000,000
Cash, net of cash acquired				445,386,000	21,000,000
Net assets acquired:
Goodwill				$ 238,811,000	$ 74,656,100	$ 73,509,208	$ 54,400,319
O’Brien Acquisition [Member]
Consideration paid:
Cash	$ 21,000,000
Total consideration paid	21,000,000
Cash, net of cash acquired	21,000,000
Net assets acquired:
Inventory	140,000
Property, plant and equipment	16,163,000
Intangible assets	2,810,000
Total net assets acquired	19,113,000
Goodwill	$ 1,887,000
Reilly Acquisition [Member]
Consideration paid:
Cash		$ 11,267,729
Total consideration paid		13,208,879
Cash, net of cash acquired		11,267,729
Debt issued to sellers		1,941,150
Net assets acquired:
Inventory		178,432
Property, plant and equipment		9,194,329
Intangible assets		1,194,454
Total net assets acquired		10,032,229
Goodwill		3,176,650
Trade accounts receivable		1,624,598
Prepaid expenses and other current assets		223,619
Accounts payable		533,129
Accrued expenses and other current liabilities		971,005
Deferred tax liabilities		$ 879,069
Concrete Pumping Holdings Acquisition Corp [Member]
Consideration paid:
Cash			$ 49,159,520
Total consideration paid			56,288,786
Cash, net of cash acquired			49,159,520
Debt issued to sellers			6,221,000
Business Combination, Contingent Consideration, Liability, Total			908,266
Net assets acquired:
Inventory			564,833
Property, plant and equipment			25,641,272
Intangible assets			18,574,662
Total net assets acquired			41,427,731
Goodwill			14,861,055
Trade accounts receivable			6,344,614
Accounts payable			1,579,842
Accrued expenses and other current liabilities			3,291,260
Deferred tax liabilities			5,369,822
Other current assets			726,679
Capital lease obligation			$ 183,405